Summary of Significant Accounting Policies - Summary of Customers Whose Revenue and Accounts Receivable Balances (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer Concentration Risk | Customer A | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	19.00%
Customer Concentration Risk | Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	29.00%
Customer Concentration Risk | Customer B | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	17.00%
Customer Concentration Risk | Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage		59.00%
Customer Concentration Risk | Customer C | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	19.00%
Customer Concentration Risk | Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Supplier Concentration Risk | Vendor A | Cost of Goods and Service Benchmark
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Supplier Concentration Risk | Vendor B | Cost of Goods and Service Benchmark
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Supplier Concentration Risk | Vendor C | Cost of Goods and Service Benchmark
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Supplier Concentration Risk | Vendor D | Cost of Goods and Service Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	10.00%